Debt - Long-term Debt (Detail) - USD ($) $ in Millions		Mar. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, gross		$ 6,718		$ 6,706		$ 5,972
Debt instrument, unamortized discount (premium) and debt issuance costs, net		(89)		(90)		(78)
Current maturities of long-term debt	[1]	(41)		(33)		(7)
Long-term debt		6,588		6,583		5,887
Senior notes [member] | Senior notes due 2021 [member]
Debt Instrument [Line Items]
Long-term debt, gross		0		$ 1,500		1,500
Debt instrument, interest rate, stated percentage				5.625%
Senior notes [member] | Senior notes due 2024 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 1,000		$ 1,000		0
Debt instrument, interest rate, stated percentage		4.25%		4.25%	4.25%
Senior notes [member] | Senior notes due 2025 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 900		$ 0
Debt instrument, interest rate, stated percentage		4.625%
Senior notes [member] | Senior notes due 2027 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 600		0
Debt instrument, interest rate, stated percentage		4.875%
Secured debt [member] | Senior secured term loan facility due 2020 [member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 750	$ 750		4,225
Debt instrument, interest rate, stated percentage				3.50%
Secured debt [member] | Senior secured term loan facility due 2023 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 3,959	$ 3,209	$ 3,209	$ 3,225	0
Debt instrument, interest rate, stated percentage		2.98%		3.26%
Capital lease obligations [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 237		$ 227		227
Debt instrument, weighted average interest rate		6.34%		6.34%
Mortgages [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 22		$ 20		$ 20
Debt instrument, weighted average interest rate		2.65%		2.65%

[1]	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.